FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying amount [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	$ 22,871	$ 24,998
Carrying amount [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	10,629	10,048
Carrying amount [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	7,491	4,083
Carrying amount [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	239	1,109
Carrying amount [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	4,512	9,758
Gross impairment [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	151
Gross impairment [Member] | Less than 1 month [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	0
Gross impairment [Member] | 1 to 3 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	0
Gross impairment [Member] | 4 to 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	0	0
Gross impairment [Member] | Over 6 months [Member]
Disclosure of fair value measurement of assets [line items]
Total accounts receivable	$ 0	$ 151